SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Related Party Transaction [Line Items]
Digital assets advisory fees	[1]	$ 115
General and administrative expenses		6,701	[2]	369	[2]	(219)
Research And Development Expenses [Member]
Related Party Transaction [Line Items]
General and administrative expenses				62		(163)
General And Administrative Expenses [Member]
Related Party Transaction [Line Items]
General and administrative expenses	[3]	(6,497)		(140)		(76)
Related Party [Member]
Related Party Transaction [Line Items]
Promissory note				2,151
Interest expense related to Promissory note		$ 160		$ 121

[1]	In connection with the Private Placement, the Sponsor (a related party) was entitled to advisory fees, including equity-based compensation consisting of ordinary shares, pre-funded warrants and sponsor warrants. See Note 12 for further details.
[2]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.
[3]	On July 31, 2025, the Company’s Board approved the appointment of a new Chief Executive Officer (the “New CEO”), effective July 31, 2025. The newly appointed CEO also joined the Company’s Board.